Business combinations (Subsidiary transferred from joint venture) (Detail) - Shanxi Xiaoyi Energy [member] ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about business combination [line items]
Equity interests held by non-controlling shareholder	49.00%
Non-controlling interests	¥ 10
Fair value of pre-existing interest in subsidiaries	10,200
Less: Fair value of total identifiable net assets	10,210
Goodwill	¥ 0